(Loss)/Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit/(Loss) attributable to equity shareholders of the Company	¥ (12,106)	¥ (10,847)	¥ 2,640
Weighted average number of shares in issue	16,201,129,384	14,056,887,174	12,267,172,286